RECEIVABLES	6 Months Ended
Jun. 30, 2022
Receivables [Abstract]
RECEIVABLES	RECEIVABLES
Financing Receivables, net
A summary of financing receivables as of June 30, 2022 and December 31, 2021 is as follows:

	June 30, 2022	December 31, 2021
	(in millions)
Retail	$10,255	$9,955
Wholesale	6,249	5,373
Other	33	48
Total	$16,537	$15,376
The Company assesses and monitors the credit quality of its financing receivables based on whether a receivable is classified as Performing or Non-Performing. Financing receivables are considered past due if the required principal and interest payments have not yet been received as of the date such payments were due. Delinquency is reported on financing receivables greater than 30 days past due. Non-performing financing receivables represent loans for which the Company has ceased accruing finance income. These receivables are generally more than 90 days past due. Finance income for non-performing receivables is recognized on a cash basis. Accrued interest is charged-off to interest income. Interest income charged-off was not material for the three and six months ended June 30, 2022 and 2021. Interest accrual is resumed if the receivable becomes contractually current and collection becomes probable. Previously suspended income is recognized at such time. As the terms for retail financing receivables are greater than one year, the performing/non-performing information is presented by year of origination for North America, South America and Asia Pacific.
The aging of financing receivables as of June 30, 2022 and December 31, 2021 is as follows (in millions):

	June 30, 2022
	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2022					$1,782	$—	$1,782
2021					2,614	—	2,614
2020					1,316	—	1,316
2019					667	—	667
2018					369	—	369
Prior to 2018					167	1	168
Total	$19	$—	$19	$6,896	$6,915	$1	$6,916
South America
2022					$428	$—	$428
2021					798	1	799
2020					452	1	453
2019					241	1	242
2018					142	1	143
Prior to 2018					104	—	104
Total	$34	$—	$34	$2,131	$2,165	$4	$2,169
Asia Pacific
2022					$284	$—	$284
2021					428	1	429
2020					253	2	255
2019					108	1	109
2018					54	1	55
Prior to 2018					13	—	13
Total	$8	$10	$18	$1,122	$1,140	$5	$1,145
Europe, Middle East, Africa	$—	$—	$—	$8	$8	$17	$25
Total Retail	$61	$10	$71	$10,157	$10,228	$27	$10,255
Wholesale
North America	$—	$—	$—	$2,699	$2,699	$—	$2,699
South America	—	—	—	962	962	—	962
Asia Pacific	3	1	4	477	481	6	487
Europe, Middle East, Africa	5	—	5	2,096	2,101	—	2,101
Total Wholesale	$8	$1	$9	$6,234	$6,243	$6	$6,249

	December 31, 2021
	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2021					$3,159	$—	$3,159
2020					1,688	1	1,689
2019					901	1	902
2018					531	—	531
2017					229	—	229
Prior to 2017					73	—	73
Total	$13	$—	$13	$6,568	$6,581	$2	$6,583
South America
2021					$881	$—	$881
2020					524	—	524
2019					295	—	295
2018					190	—	190
2017					105	—	105
Prior to 2017					72	—	72
Total	$1	$—	$1	$2,066	$2,067	$—	$2,067
Asia Pacific
2021					$579	$—	$579
2020					357	4	361
2019					167	1	168
2018					99	1	100
2017					45	—	45
Prior to 2017					5	—	5
Total	$10	$8	$18	$1,234	$1,252	$6	$1,258
Europe, Middle East, Africa	$4	$—	$4	$43	$47	$—	$47
Total Retail	$28	$8	$36	$9,911	$9,947	$8	$9,955
Wholesale
North America	$—	$—	$—	$2,339	$2,339	$—	$2,339
South America	—	—	—	633	633	22	655
Asia Pacific	2	1	3	446	449	—	449
Europe, Middle East, Africa	5	1	6	1,924	1,930	—	1,930
Total Wholesale	$7	$2	$9	$5,342	$5,351	$22	$5,373
Allowance for credit losses (activity) for the three and six months ended June 30, 2022 is as follows (in millions):

	Three Months Ended June 30, 2022
	Retail	Wholesale
Opening Balance	$244	$74
Provision	14	(4)
Charge-offs, net of recoveries	(8)	(5)
Foreign currency translation and other	(4)	(4)
Ending Balance	$246	$61

	Six Months Ended June 30, 2022
	Retail	Wholesale
Opening Balance	$220	$65
Provision	26	3
Charge-offs, net of recoveries	(9)	(5)
Foreign currency translation and other	9	(2)
Ending Balance	$246	$61
At June 30, 2022, the allowance for credit losses included an increase in reserves of $15 million for domestic Russian receivables. The Company continues to monitor the situation in Eastern Europe and will update the macroeconomic factors and qualitative factors in future periods, as warranted. The provision for credit losses is included in selling, general, and administrative expenses.
Allowance for credit losses activity for the three and six months ended June 30, 2021 and for the year ended December 31, 2021 is as follows (in millions):

	Three Months Ended June 30, 2021
	Retail	Wholesale
Opening Balance	$220	$69
Provision	1	—
Charge-offs, net of recoveries	(3)	(1)
Foreign currency translation and other	8	5
Ending Balance	$226	$73

	Six Months Ended June 30, 2021
	Retail	Wholesale
Opening Balance	$231	$62
Provision	6	4
Charge-offs, net of recoveries	(6)	(1)
Foreign currency translation and other	(5)	8
Ending Balance	$226	$73

	Twelve Months Ended December 31, 2021
	Retail	Wholesale
Opening Balance	$231	$62
Provision	22	6
Charge-offs, net of recoveries	(22)	1
Foreign currency translation and other	(11)	(4)
Ending Balance	$220	$65
At both June 30, 2021 and December 31, 2021, the allowance for credit losses was reduced by a release of reserves primarily due to the improved outlook for the agricultural industry and a reduced expected impact on credit conditions from the COVID-19 pandemic.
Troubled Debt Restructurings
A restructuring of a receivable constitutes a troubled debt restructuring (“TDR”) when the lender grants a concession it would not otherwise consider to a borrower that is experiencing financial difficulties. As a collateral-based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate and waiving of interest and principal.
TDRs are reviewed along with other receivables as part of management’s ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of the collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.
Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations based on a credit review, the TDR classification is not removed from the receivable.
As of June 30, 2022 and 2021, the CNH Industrial's retail and wholesale TDRs were immaterial.
Transfers of Financial Assets
CNH Industrial transfers a number of its financial receivables to securitization programs or factoring transactions.
A securitization transaction entails the sale of a portfolio of receivables to a securitization vehicle. This special purpose entity (“SPE”) finances the purchase of the receivables by issuing asset-backed securities (i.e. securities whose repayment and interest flow depend upon the cash flow generated by the portfolio). SPEs utilized in the securitization programs differ from other entities included in CNH Industrial's condensed consolidated financial statements because the assets they hold are legally isolated from CNH Industrial's assets. For bankruptcy analysis purposes, CNH Industrial has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of the SPEs’ investors. CNH Industrial's interests in the SPEs’ receivables are subordinate to the interests of third-party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay CNH Industrial's creditors until all obligations of the SPE have been fulfilled or the receivables are removed from the SPE.
Certain securitization trusts are also VIEs and consequently, the VIEs are consolidated since CNH Industrial has both the power to direct the activities that most significantly impact the VIEs' economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIEs.
No recourse provisions exist that allow holders of the asset-backed securities issued by the trusts to put those securities back to CNH Industrial although CNH Industrial provides customary representations and warranties that could give rise to an obligation to repurchase from the trusts any receivables for which there is a breach of the representations and warranties. Moreover, CNH Industrial does not guarantee any securities issued by the trusts. The trusts have a limited life and generally terminate upon final distribution of amounts owed to investors or upon exercise of a cleanup-call option by CNH Industrial in its role as servicer.
Furthermore, factoring transactions may be either with recourse or without recourse; certain without recourse transfers include deferred payment clauses (for example, when the payment by the factor of a minor part of the purchase price is dependent on the total amount collected from the receivables), requiring first loss cover, meaning that the transferor takes priority participation in the losses, or requires a significant exposure to the cash flows arising from the transferred receivables to be retained.
These types of transactions do not qualify for the derecognition of the assets, since the risks and rewards connected with collection are not substantially transferred and, accordingly, the Group continues to recognize the receivables transferred by this means in its consolidated statement of financial position and recognizes a financial liability of the same amount under asset-backed financing.
At June 30, 2022 and December 31, 2021, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	June 30, 2022	December 31, 2021
Retail note and finance lease receivables	$6,972	$6,878
Wholesale receivables	3,921	3,443
Total	$10,893	$10,321